Going Concern (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 20,880,835	$ 20,480,183
Accumulated deficit	$ (40,432,000)	$ (39,752,433)	$ (35,554,994)